Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Diluted		$ (0.889)	$ (5.517)	$ (3.819)
Diluted	[1]	6,674,327	1,039,766	719,549

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.